UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New York Municipal
Money Market Fund

October 31, 2007

NFS-QTLY-1207

1.809088.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.5%
	Principal Amount	Value
New York - 82.8%
Amherst Gen. Oblig. BAN 4% 12/27/07	$ 7,500,000	$ 7,505,331
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 3.63%, LOC Regions Bank of Alabama, VRDN (a)(d)	315,000	315,000
(Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 3.65%, LOC HSBC Bank USA, VRDN (a)(d)	2,255,000	2,255,000
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 3.55%, LOC HSBC Bank USA, VRDN (a)(d)	10,115,000	10,115,000
Freeport Gen. Oblig. BAN Series B, 4.25% 5/9/08	4,371,000	4,382,006
Hudson Falls Central School District BAN 4% 6/27/08	9,000,000	9,012,401
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series EGL 07 0030, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	70,000,000	70,000,000
Series MS 06 1980, 3.52% (Liquidity Facility Morgan Stanley) (a)(f)	15,175,000	15,175,000
Series ROC II R 9137, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	2,000,000	2,000,000
Liberty Dev. Corp. Rev. Participating VRDN:
Series Austin 05 Q, 3.47% (Liquidity Facility Bank of America NA) (a)(f)	39,145,000	39,145,000
Series MS 06 1451, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	18,640,000	18,640,000
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN:
Series EGL 720050013 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(f)	8,275,000	8,275,000
Series MS 06 1647, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	20,355,000	20,355,000
Series ROC II R 11159, 3.5% (Liquidity Facility Citibank NA) (a)(f)	3,140,000	3,140,000
Metropolitan New York Trans. Rev. Participating VRDN Series Austin 07 168, 3.47% (Liquidity Facility Bank of America NA) (a)(f)	13,410,000	13,410,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series EGL 02 6000, Class A, 3.51% (Liquidity Facility Citibank NA) (a)(f)	8,100,000	8,100,000
Series PT 1439, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	7,210,000	7,210,000
Series PT 1836, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,730,000	9,730,000
Series PT 1967, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,355,000	6,355,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Action For Better Cmnty., Inc. Proj.) 3.53%, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 2,065,000	$ 2,065,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 3.65%, LOC HSBC Bank USA, VRDN (a)(d)	450,000	450,000
(AJL Manufacturing Proj.) Series 1996 A, 3.63%, LOC Manufacturers & Traders Trust Co., VRDN (a)(d)	4,135,000	4,135,000
(Flower City Proj.) 3.4%, LOC KeyBank NA, VRDN (a)(d)	2,785,000	2,785,000
(Klein Steel Proj.) 3.53%, LOC Manufacturers & Traders Trust Co., VRDN (a)(d)	7,885,000	7,885,000
New York City Gen. Oblig.:
Bonds:
Series G, 5% 8/1/08	5,110,000	5,161,285
Series I, 5% 8/1/08	6,370,000	6,433,930
Series PT 2480, 3.78%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (a)(f)(g)	13,410,000	13,410,000
Participating VRDN:
Series LB 05 FP09, 3.24% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	17,010,000	17,010,000
Series LB 05 FP10, 3.24% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	6,215,000	6,215,000
Series LB 06 FP2, 3.24% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	11,785,000	11,785,000
Series MS 06 1973, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	5,170,000	5,170,000
Series MS 06 1974, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	5,170,000	5,170,000
Series MT 377, 3.58% (Liquidity Facility DEPFA BANK PLC) (a)(f)	19,230,000	19,230,000
Series PT 2544, 3.47% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	16,295,000	16,295,000
Series PT 3333, 3.49% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	5,320,000	5,320,000
Series PT 3547, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,090,000	8,090,000
Series Putters 1299, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,340,000	5,340,000
Series Putters 1318, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,930,000	1,930,000
Series Putters 1341, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,820,000	1,820,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series Putters 2031, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	$ 20,920,000	$ 20,920,000
Series Putters 2182, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	29,900,000	29,900,000
Series Putters 2207, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,080,000	8,080,000
Series Putters 2208, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,400,000	7,400,000
Series ROC 6081, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	7,995,000	7,995,000
Series ROC II R 8505, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	5,200,000	5,200,000
Series ROC II R2138, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	6,700,000	6,700,000
Series ROC II R6041, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	5,200,000	5,200,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 3.26%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,760,000	7,760,000
(270 East Burnside Avenue Apts.) Series A, 3.26%, LOC HSBC Bank USA, VRDN (a)(d)	6,500,000	6,500,000
(Bathgate Ave. Apts. Proj.) Series A, 3.33%, LOC KeyBank NA, VRDN (a)(d)	12,500,000	12,500,000
(Courtland Avenue Apts. Proj.) Series A, 3.3%, LOC Fannie Mae, VRDN (a)(d)	7,905,000	7,905,000
(Granite Terrace Apts.) Series A, 3.34%, LOC Citibank NA, VRDN (a)(d)	9,300,000	9,300,000
(Intervale Gardens Apts.) Series A, 3.34%, LOC Citibank NA, VRDN (a)(d)	8,100,000	8,100,000
(Manhattan Court Dev. Proj.) Series A, 3.33%, LOC Citibank NA, VRDN (a)(d)	13,530,000	13,530,000
(Morris Ave. Apts. Proj.) Series A, 3.33%, LOC HSBC Bank USA, VRDN (a)(d)	21,000,000	21,000,000
(Nagle Courtyard Apts. Proj.) Series A, 3.33%, LOC Bank of America NA, VRDN (a)(d)	4,100,000	4,100,000
(Ogden Avenue Apts. Proj.) Series A, 3.33%, LOC Bank of America NA, VRDN (a)(d)	4,575,000	4,575,000
(Pitt Street Residence Proj.) Series A, 3.33%, LOC JPMorgan Chase Bank, VRDN (a)(d)	31,000,000	31,000,000
(West 48th Street Dev. Proj.) Series 2001 A, 3.25%, LOC Fannie Mae, VRDN (a)(d)	19,000,000	19,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
Series A:
3.26%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	$ 51,600,000	$ 51,600,000
3.3%, LOC Bank of New York, New York, VRDN (a)(d)	11,000,000	11,000,000
3.3%, LOC HSBC Bank USA, VRDN (a)(d)	34,000,000	34,000,000
3.33%, LOC JPMorgan Chase Bank, VRDN (a)(d)	28,800,000	28,800,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 3.25%, LOC Fannie Mae, VRDN (a)(d)	16,200,000	16,200,000
(Morris Avenue Apts. Proj.) Series A, 3.28%, LOC Fannie Mae, VRDN (a)(d)	9,400,000	9,400,000
(One Columbus Place Dev. Proj.) Series A, 3.25%, LOC Fannie Mae, VRDN (a)(d)	20,000,000	20,000,000
(Progress of People Dev. Proj.) Series A, 3.3%, LOC Fannie Mae, VRDN (a)(d)	10,225,000	10,225,000
(Rivereast Apts. Proj.) Series A, 3.32%, LOC Freddie Mac, VRDN (a)(d)	30,000,000	30,000,000
(Sierra Dev. Proj.) Series A, 3.25%, LOC Fannie Mae, VRDN (a)(d)	13,330,000	13,330,000
(West 43rd Street Proj.) Series 1999 A, 3.25%, LOC Fannie Mae, VRDN (a)(d)	14,200,000	14,200,000
(West End Towers Proj.) Series 2004 A, 3.25%, LOC Fannie Mae, VRDN (a)(d)	61,285,000	61,285,000
Series 2001 A, 3.25%, LOC Fannie Mae, VRDN (a)(d)	56,950,000	56,950,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
Participating VRDN Series ROC II R 11114 CE, 3.5% (Liquidity Facility Citibank NA) (a)(f)	11,250,000	11,250,000
(Casa Proj.) Series 2000, 3.5%, LOC JPMorgan Chase Bank, VRDN (a)	3,600,000	3,600,000
(French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States Proj.) 3.51%, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,150,000	2,150,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Linear Ltg. Proj.) 3.61%, LOC Manufacturers & Traders Trust Co., VRDN (a)(d)	1,400,000	1,400,000
New York City Indl. Dev. Agcy. Rev. Participating VRDN Series EGL 06 0112, Class A 3.51% (Liquidity Facility Citibank NA) (a)(f)	6,190,000	6,190,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev.:
Participating VRDN Series ROC II R474CE, 3.6% (Liquidity Facility Citibank NA) (a)(d)(f)	3,610,000	3,610,000
(Korean Air Proj.) Series A, 3.28%, LOC HSBC Bank USA, VRDN (a)(d)	24,700,000	24,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 69 Class A, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	$ 22,570,000	$ 22,570,000
Series EGL 07 0138, 3.5% (Liquidity Facility Citibank NA) (a)(f)	29,700,000	29,700,000
Series EGL 07 0157, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	7,000,000	7,000,000
Series LB 06 P45U, 3.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	20,270,000	20,270,000
Series LB 06 P46U, 3.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	14,935,000	14,935,000
Series MS 06 1351, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	18,695,000	18,695,000
Series MS 06 1352, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	16,305,000	16,305,000
Series MS 06 1470, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	7,500,000	7,500,000
Series MS 06 1607, 3.49% (Liquidity Facility DEPFA BANK PLC) (a)(f)	9,000,000	9,000,000
Series MS 726X, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	13,100,000	13,100,000
Series PA 1022, 3.48% (Liquidity Facility Bank of New York, New York) (a)(f)	20,000,000	20,000,000
Series PA 1327, 3.47% (Liquidity Facility Bank of New York, New York) (a)(f)	40,780,000	40,780,000
Series PA 921, 3.48% (Liquidity Facility Bank of New York, New York) (a)(f)	23,300,000	23,300,000
Series PT 06 3385, 3.47% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,300,000	6,300,000
Series PT 3992, 3.47% (Liquidity Facility Wells Fargo & Co.) (a)(f)	5,995,000	5,995,000
Series Putters 620, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	7,800,000	7,800,000
Series Putters 622, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,895,000	6,895,000
Series ROC II R 10089, 3.5% (Liquidity Facility Citibank NA) (a)(f)	11,545,000	11,545,000
Series ROC II R 10265, 3.51% (Liquidity Facility Citigroup, Inc.) (a)(f)	4,500,000	4,500,000
Series ROC II R 10271, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	1,925,000	1,925,000
Series ROC II R 10301, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	11,000,000	11,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 12010, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	$ 7,200,000	$ 7,200,000
Series ROC II R 441, 3.5% (Liquidity Facility Citibank NA) (a)(f)	3,200,000	3,200,000
Series ROC II R406, 3.5% (Liquidity Facility Citibank NA) (a)(f)	41,000,000	41,000,000
Series 5A, 3.6% 12/20/07 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	39,300,000	39,300,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series EGL 06 0149, 3.51% (Liquidity Facility Citibank NA) (a)(f)	10,500,000	10,500,000
Series EGL 07 0014, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	12,000,000	12,000,000
Series EGL 07 0029, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	29,450,000	29,450,000
Series MS 06 1529, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	6,012,500	6,012,500
Series Putters 1741, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,000,000	8,000,000
Series Putters 2035, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	6,725,000	6,725,000
New York City Transitional Fin. Auth. Rev.:
Bonds:
Series Putters 2221, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	18,000,000	18,000,000
Series Putters 2222, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	7,300,000	7,300,000
Participating VRDN:
Series EGL 01 3202 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(f)	3,300,000	3,300,000
Series EGL 03 52 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(f)	10,000,000	10,000,000
Series MS 01 698, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	10,634,000	10,634,000
Series MS 06 1401, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	10,028,000	10,028,000
Series MS 06 2062, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	21,905,000	21,905,000
Series PT 1399, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	19,095,000	19,095,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series PT 1839, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	$ 7,000,000	$ 7,000,000
Series PT 2018, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,340,000	8,340,000
Series PT 2271, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,445,000	5,445,000
Series Putters 129, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	12,845,000	12,845,000
Series Putters 305, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	9,870,000	9,870,000
Series Putters 307, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,995,000	4,995,000
Series Putters 387, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	20,850,000	20,850,000
Series Putters 628, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,345,000	7,345,000
Series ROC II R 10086, 3.5% (Liquidity Facility Citibank NA) (a)(f)	11,745,000	11,745,000
Series ROC II R 10130, 3.5% (Liquidity Facility Citibank NA) (a)(f)	6,725,000	6,725,000
Series ROC II R 11131, 3.5% (Liquidity Facility Citibank NA) (a)(f)	12,785,000	12,785,000
Series ROC II R1039, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	5,780,000	5,780,000
Series ROC II R3003, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	6,595,000	6,595,000
Series ROC II R4052, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	17,015,000	17,015,000
Series ROC II R4556, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	5,150,000	5,150,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN:
Series EGL 06 72 Class A, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	11,000,000	11,000,000
Series MACN 05 S, 3.47% (Liquidity Facility Bank of America NA) (a)(f)	9,995,000	9,995,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series BA 159, 3.47% (Liquidity Facility Bank of America NA) (a)(f)	12,270,000	12,270,000
New York Dorm. Auth. Revs.:
Bonds Series Putters 2220, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	10,420,000	10,420,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 06 0138, 3.51% (Liquidity Facility Citibank NA) (a)(f)	$ 5,000,000	$ 5,000,000
Series EGL 06 25 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(f)	6,500,000	6,500,000
Series EGL 07 0002, 3.49% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(f)	35,000,000	35,000,000
Series EGL 07 0003, 3.49% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(f)	30,560,000	30,560,000
Series EGL 07 0113, 3.49% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(f)	7,900,000	7,900,000
Series EGL 07 0153, 3.5% (Liquidity Facility Citibank NA) (a)(f)	19,000,000	19,000,000
Series Floaters 06 1417, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	15,250,000	15,250,000
Series Merlots 00 G, 3.34% (Liquidity Facility Wachovia Bank NA) (a)(f)	26,920,000	26,920,000
Series Merlots 00 X, 3.34% (Liquidity Facility Bank of New York, New York) (a)(f)	10,565,000	10,565,000
Series MS 06 1601, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	8,345,000	8,345,000
Series MS 1959, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	30,095,000	30,095,000
Series MT 409, 3.48% (Liquidity Facility Svenska Handelsbanken AB) (a)(f)	3,690,000	3,690,000
Series PA 1088, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	2,000,000	2,000,000
Series PA 1265, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	15,000,000	15,000,000
Series PA 781R, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,655,000	6,655,000
Series PT 2247, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,150,000	5,150,000
Series Putters 1187, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,525,000	8,525,000
Series Putters 2132, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	9,000,000	9,000,000
Series Putters 588, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,575,000	2,575,000
Series ROC II R 10155, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	4,305,000	4,305,000
Series ROC II R 6053, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	6,250,000	6,250,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series ROC II R 656 CE, 3.5% (Liquidity Facility Citibank NA) (a)(f)	$ 3,750,000	$ 3,750,000
Series ROC II R 9148, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	10,315,000	10,315,000
Series ROC II R6052, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	4,170,000	4,170,000
(Interfaith Med. Ctr. Proj.) Bonds Series D, 5.4% 2/15/28 (Pre-Refunded to 2/15/08 @ 101.5) (e)	25,700,000	26,213,739
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Merlots B20, 3.34% (Liquidity Facility Wachovia Bank NA) (a)(f)	8,685,000	8,685,000
Series PT 1424, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	10,175,000	10,175,000
Series Putters 1372, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,755,000	7,755,000
Series Putters 2136, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,000,000	6,000,000
Series Putters 611, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	2,615,000	2,615,000
Series Putters 613, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,105,000	8,105,000
New York Envir. Facilities Corp. Clean Wtr. Rev. Participating VRDN Series BS 07 318, 3.51% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	9,700,000	9,700,000
New York Envir. Facilities Corp. Poll. Cont. Rev. Participating VRDN Series ROC II R 10070, 3.5% (Liquidity Facility Citibank NA) (a)(f)	9,500,000	9,500,000
New York Gen. Oblig. Participating VRDN:
Series Clipper 07 03, 3.47% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	12,000,000	12,000,000
Series RBC I 44, 3.49% (Liquidity Facility Royal Bank of Canada) (a)(f)	15,770,000	15,770,000
Series UBS 07 27, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	11,700,000	11,700,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series ROC II R 11140, 3.5% (Liquidity Facility Citibank NA) (a)(f)	5,085,000	5,085,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.) 3.28%, LOC Fannie Mae, VRDN (a)(d)	11,500,000	11,500,000
(150 East 44th Street Hsg. Proj.) Series A, 3.28%, LOC Fannie Mae, VRDN (a)(d)	8,200,000	8,200,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(150 East 44th Street Hsg. Proj.) Series A, 3.28%, LOC Fannie Mae, VRDN (a)(d)	$ 2,300,000	$ 2,300,000
(17th Street Hsg. Proj.) Series A, 3.26%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	76,900,000	76,900,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 3.25%, LOC Fannie Mae, VRDN (a)(d)	58,600,000	58,600,000
(350 West 43rd Street Hsg. Proj.) Series 2001 A, 3.26%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	5,600,000	5,600,000
(360 West 43rd Street Hsg. Proj.) Series A, 3.3%, LOC Fannie Mae, VRDN (a)(d)	13,600,000	13,600,000
(455 West 37th Street Hsg. Proj.) Series A, 3.26%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	76,000,000	76,000,000
(600 West 42nd Street Hsg. Proj.) Series A, 3.42%, LOC Bank of New York, New York, VRDN (a)(d)	180,500,000	180,499,998
(66 West 38th Street Hsg. Proj.) Series A, 3.28%, LOC Fannie Mae, VRDN (a)(d)	34,500,000	34,500,000
(70 Battery Place Hsg. Proj.) Series 1999 A, 3.26%, LOC Fannie Mae, VRDN (a)(d)	10,000,000	10,000,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 3.26%, LOC Fannie Mae, VRDN (a)(d)	34,500,000	34,500,000
Series 1999 A, 3.26%, LOC Fannie Mae, VRDN (a)(d)	8,500,000	8,500,000
(Avalon Chrystie Place I Hsg. Proj.) 3.4%, LOC Freddie Mac, VRDN (a)(d)	17,000,000	17,000,000
(Clinton Green North Hsg. Proj.) Series 2006 A, 3.26%, LOC Bank of America NA, VRDN (a)(d)	43,000,000	43,000,000
(Clinton Green South Hsg. Proj.) Series A, 3.26%, LOC Bank of America NA, VRDN (a)(d)	75,000,000	75,000,000
(East 39th Street Hsg. Proj.):
Series 1999 A, 3.26%, LOC Fannie Mae, VRDN (a)(d)	16,000,000	16,000,000
Series 2000 A, 3.26%, LOC Fannie Mae, VRDN (a)(d)	18,000,000	18,000,000
(Kew Garden Hills Apts. Hsg. Proj.) Series A, 3.32%, LOC Fannie Mae, VRDN (a)(d)	20,100,000	20,100,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 3.25%, LOC Freddie Mac, VRDN (a)(d)	7,000,000	7,000,000
(Reverend Polite Ave. Apt. Hsg. Proj.) 3.35%, LOC Fannie Mae, VRDN (a)(d)	7,435,000	7,435,000
(Sea Park West Hsg. Proj.) 3.35%, LOC Freddie Mac, VRDN (a)(d)	14,600,000	14,600,000
(Talleyrand Crescent Hsg. Proj.) Series A, 3.25%, LOC Fannie Mae, VRDN (a)(d)	11,300,000	11,300,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 3.3%, LOC Freddie Mac, VRDN (a)(d)	44,000,000	44,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Tower 31 Hsg. Proj.) Series 2005 A, 3.3%, LOC Freddie Mac, VRDN (a)(d)	$ 69,800,000	$ 69,800,000
(West 23rd Street Hsg. Proj.) 3.28%, LOC Fannie Mae, VRDN (a)(d)	13,000,000	13,000,000
(West 38th Street Hsg. Proj.) Series A, 3.28%, LOC Fannie Mae, VRDN (a)(d)	7,700,000	7,700,000
New York Metropolitan Trans. Auth. Participating VRDN Series Clipper 07 43, 3.49% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	17,645,000	17,645,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN:
Series EGL 06 0133, 3.51% (Liquidity Facility Citibank NA) (a)(f)	27,980,000	27,980,000
Series EGL 06 0147, 3.51% (Liquidity Facility Citibank NA) (a)(f)	9,105,000	9,105,000
Series ROC II R 10121, 3.5% (Liquidity Facility Citibank NA) (a)(f)	6,895,000	6,895,000
Series ROC II R 10141, 3.5% (Liquidity Facility Citibank NA) (a)(f)	4,600,000	4,600,000
Series ROC II R 10263, 3.5% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	4,300,000	4,300,000
Series ROC II R 10290, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	17,800,000	17,800,000
Series ROC II R 7045, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	10,000,000	9,995,916
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series EGL 03 37 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(f)	7,235,000	7,235,000
Series EGL 06 0015, Class A, 3.51% (Liquidity Facility Citibank NA) (a)(f)	7,000,000	7,000,000
Series EGL 06 0114, 3.5% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(f)	16,245,000	16,245,000
Series EGL 06 0146, 3.51% (Liquidity Facility Citibank NA) (a)(f)	28,000,000	28,000,000
Series EGL 7053019 Class A, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	13,700,000	13,700,000
Series FRRI 02 F, 3.5% (Liquidity Facility Bank of New York, New York) (a)(f)	9,713,500	9,713,500
Series MS 06 1942, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	13,300,000	13,300,000
Series MS 862, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	4,660,000	4,660,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev. Participating VRDN: - continued
Series PA 1036, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	$ 4,000,000	$ 4,000,000
Series PT 1103, 3.47% (Liquidity Facility Bank of New York, New York) (a)(f)	22,495,000	22,495,000
Series PT 1466, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,610,000	5,610,000
Series ROC II R 10266, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	5,215,000	5,215,000
Series ROC II R 10296, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	5,170,000	5,170,000
Series ROC II R594PB, 3.52% (Liquidity Facility Deutsche Postbank AG) (a)(f)	6,790,000	6,790,000
New York Mtg. Agcy. Homeowner Mtg. Rev. Participating VRDN Series LB 06 K67, 3.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	11,610,000	11,610,000
New York Mtg. Agcy. Rev.:
Participating VRDN:
Series Merlots 00 A33, 3.34% (Liquidity Facility Wachovia Bank NA) (a)(f)	1,920,000	1,920,000
Series Putters 1333, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)	9,925,000	9,925,000
Series ROC II R181, 3.59% (Liquidity Facility Citibank NA) (a)(d)(f)	11,265,000	11,265,000
Series ROC II R404, 3.59% (Liquidity Facility Citibank NA) (a)(d)(f)	2,895,000	2,895,000
Series 115, 3.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	9,650,000	9,650,000
New York Pwr. Auth.:
Participating VRDN Series ROC II R 12001, 3.33% (Liquidity Facility Citigroup, Inc.) (a)(f)	4,950,000	4,950,000
Series 1, 3.55% 12/6/07, CP	20,000,000	20,000,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series EGL 04 48 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(f)	10,400,000	10,400,000
Series PT 3521, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	7,600,000	7,600,000
Series Putters 564, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,095,000	7,095,000
Series Putters 599, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,745,000	3,745,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Participating VRDN Series MS 181, 3.53% (Liquidity Facility Morgan Stanley) (a)(d)(f)	$ 10,870,000	$ 10,870,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series EC 1172, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	15,700,000	15,700,000
Series EGL 06 49 Class A, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	4,750,000	4,750,000
Series EGL 06 63 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(f)	6,960,000	6,960,000
Series Putters 1455, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,995,000	3,995,000
Series ROC II R 10306, 3.5% (Liquidity Facility Citibank NA) (a)(f)	19,800,000	19,800,000
Series ROC II R 8070, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	13,280,000	13,280,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MS 00 368, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	2,460,000	2,460,000
Series Putters 2032, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	9,560,000	9,560,000
Series Putters 330, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	12,940,000	12,940,000
New York Thruway Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 1186, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,230,000	6,230,000
Series ROC II R6030, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	1,975,000	1,975,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series Putters 1433, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,910,000	6,910,000
New York Urban Dev. Corp. Rev. Participating VRDN:
Series MS 06 1664, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	20,775,000	20,775,000
Series Putters 633, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,740,000	4,740,000
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN Series Putters 121, 3.49% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	3,495,000	3,495,000
Niskayuna Central School District BAN 4% 5/15/08	12,600,000	12,621,457
Oceanside Union Free School District TAN 4.25% 6/24/08	12,000,000	12,040,994
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 3.58%, LOC Manufacturers & Traders Trust Co., VRDN (a)(d)	$ 5,860,000	$ 5,860,000
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 1997 A, 3.48%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,060,000	5,060,000
Oyster Bay Gen. Oblig. BAN Series A, 4% 3/14/08	19,900,000	19,931,648
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 3.5%, LOC European American Bank Uniondale, VRDN (a)(d)	2,870,000	2,870,000
Rochester Gen. Oblig. BAN:
Series I, 4% 2/28/08	35,000,000	35,040,506
4% 10/17/08	22,220,000	22,341,488
Rockland County Gen. Oblig.:
BAN 4% 12/20/07	42,800,000	42,823,907
TAN 4% 12/20/07	21,000,000	21,012,300
Schenectady Gen. Oblig. BAN:
4% 5/23/08	6,900,000	6,910,374
4% 5/23/08	12,015,000	12,033,064
Spencerport Central School District BAN 4% 10/2/08	11,125,034	11,172,321
Suffolk County Gen. Oblig. Participating VRDN Series PT 2201, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,275,000	6,275,000
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 3.33%, LOC KeyBank NA, VRDN (a)	475,000	475,000
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 3.35%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,500,000	5,500,000
Tobacco Settlement Fing. Corp. Participating VRDN:
Series PT 2182, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,140,000	5,140,000
Series PT 875, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	4,450,000	4,450,000
Series Putters 533, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,240,000	5,240,000
Series Putters 600, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	5,225,000	5,225,000
Series Putters 680, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	10,515,000	10,515,000
Series ROC II R 4508, 3.51% (Liquidity Facility Citigroup, Inc.) (a)(f)	5,630,000	5,630,000
Series ROC II R6500, 3.51% (Liquidity Facility Citigroup, Inc.) (a)(f)	2,605,000	2,605,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 3.53%, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 12,875,000	$ 12,875,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6011 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(f)	3,500,000	3,500,000
Series MS 06 1403, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	7,575,000	7,575,000
Series MS 06 1426, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	10,216,500	10,216,500
Series MS 06 1878, 3.49% (Liquidity Facility Morgan Stanley) (a)(f)	8,955,000	8,955,000
Series PA 1070, 3.48% (Liquidity Facility Bank of New York, New York) (a)(f)	15,995,000	15,995,000
Series PA 1074, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	17,400,000	17,400,000
Series PA 948, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	17,590,000	17,590,000
Series PA 956, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,995,000	8,995,000
Series PT 1092, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,045,000	5,045,000
Series ROC II R 1008, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	7,420,000	7,420,000
Series ROC II R 10303, 3.51% (Liquidity Facility Citigroup, Inc.) (a)(f)	4,980,000	4,980,000
Series ROC RR II R 10272, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(f)	6,500,000	6,500,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 3.58%, LOC Manufacturers & Traders Trust Co., VRDN (a)(d)	880,000	880,000
Upstate Telecommunications Corp. Rev. 3.48%, LOC Manufacturers & Traders Trust Co., VRDN (a)	15,515,000	15,515,000
Webster Central School District BAN 4% 10/10/08	16,000,000	16,081,278
		4,004,013,443
New York & New Jersey - 8.6%
Port Auth. of New York & New Jersey:
Bonds:
Series PT 3813, 3.78%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (a)(d)(f)(g)	13,940,000	13,940,000
Series Putters 2175, 3.55%, tender 3/6/08 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)(g)	3,685,000	3,685,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series 111TP, 3.49% (Liquidity Facility Wells Fargo & Co.) (a)(d)(f)	$ 4,695,000	$ 4,695,000
Series Austin 07 1017, 3.52% (Liquidity Facility Bank of America NA) (a)(d)(f)	55,000,000	55,000,000
Series EGL 03 59 Class A, 3.5% (Liquidity Facility Citibank NA) (a)(f)	7,870,000	7,870,000
Series EGL 06 107 Class A, 3.58% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(f)	77,600,000	77,600,000
Series EGL 06 45 Class A, 3.59% (Liquidity Facility Citibank NA) (a)(d)(f)	13,860,000	13,860,000
Series EGL 07 0047, 3.57% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)(f)	12,400,000	12,400,000
Series MS 06 1747, 3.53% (Liquidity Facility Morgan Stanley) (a)(d)(f)	7,100,000	7,100,000
Series MT 338, 3.49% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)(f)	41,960,000	41,960,000
Series MT 437, 3.49% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	15,810,000	15,810,000
Series MT 56, 3.51% (Liquidity Facility BNP Paribas SA) (a)(d)(f)	10,000,000	10,000,000
Series PA 1251, 3.48% (Liquidity Facility Bank of New York, New York) (a)(f)	9,800,000	9,800,000
Series PA 1332, 3.49% (Liquidity Facility Bank of New York, New York) (a)(d)(f)	5,895,000	5,895,000
Series PA 1365, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,570,000	9,570,000
Series PA 1377 R, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	6,500,000	6,500,000
Series PT 1269, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,900,000	4,900,000
Series PT 3177, 3.49% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	17,580,000	17,580,000
Series PT 3762, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	19,275,000	19,275,000
Series PT MT 246, 3.49% (Liquidity Facility DEPFA BANK PLC) (a)(d)(f)	7,995,000	7,995,000
Series Putters 1546, 3.47% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	9,400,000	9,400,000
Series Putters 2092, 3.47% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	9,100,000	9,100,000
Series ROC II 238, 3.58% (Liquidity Facility Citibank NA) (a)(d)(f)	6,705,000	6,705,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series ROC II R 11008, 3.58% (Liquidity Facility Citibank NA) (a)(d)(f)	$ 4,640,000	$ 4,640,000
Series ROC II R 11018 PB, 3.6% (Liquidity Facility Deutsche Postbank AG) (a)(d)(f)	9,110,000	9,110,000
Series 1991 2, 3.51%, VRDN (a)(d)(g)	6,400,000	6,400,000
Series 2001 2, 3.57%, VRDN (a)(d)	11,500,000	11,500,000
Series 2004 3, 3.49%, VRDN (a)	5,365,000	5,365,000
Series 2004 4, 3.57%, VRDN (a)(d)	3,540,000	3,540,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Participating VRDN:
Series Merlots 00 B5, 3.39% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	2,245,000	2,245,000
Series PA 1258, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,000,000	4,000,000
		417,440,000
Puerto Rico - 3.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.51% (Liquidity Facility Citigroup, Inc.) (a)(f)	45,000,000	45,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series EC 1004, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	33,200,000	33,200,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series LB 07 K53W, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	9,600,000	9,600,000
Puerto Rico Govt. Dev. Bank Participating VRDN Series LB 07 F5, 3.24% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	30,000,000	30,000,000
Puerto Rico Pub. Bldg. Auth. Participating VRDN Series DFA 07 02, 3.48% (Liquidity Facility DEPFA BANK PLC) (a)(f)	32,000,000	32,000,000
		149,800,000
Municipal Securities - continued
	Shares	Value
Other - 0.0%
Fidelity Municipal Cash Central Fund, 3.57% (b)(c)	500	$ 500
TOTAL INVESTMENT PORTFOLIO - 94.5% (Cost $4,571,253,943)		4,571,253,943
NET OTHER ASSETS - 5.5%		266,188,112
NET ASSETS - 100%		$ 4,837,442,055
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,155,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York City Gen. Oblig. Bonds Series PT 2480, 3.78%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	3/2/05	$ 13,410,000
New York City Transitional Fin. Auth. Rev. Bonds: Series Putters 2221, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank)	10/4/07	$ 18,000,000
Series Putters 2222, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank)	10/4/07	$ 7,300,000
Security	Acquisition Date	Cost
New York Dorm. Auth. Revs. Bonds Series Putters 2220, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank)	10/4/07	$ 10,420,000
Port Auth. of New York & New Jersey: Bonds Series PT 3813, 3.78%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	1/4/07	$ 13,940,000
Security	Acquisition Date	Cost
Bonds Series Putters 2175, 3.55%, tender 3/6/08 (Liquidity Facility JPMorgan Chase & Co.)	9/26/07	$ 3,685,000
Series 1991 2, 3.51%, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 153,258
Income Tax Information
At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,571,253,943.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New York AMT Tax-Free
Money Market Fund

October 31, 2007

SNM-QTLY-1207

1.809073.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.9%
	Principal Amount	Value
New York - 88.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Univ. at Albany Foundation Student Hsg. Corp.-Empire Commons Proj.) Series 2001 B, 3.47% (AMBAC Insured), VRDN (c)	$ 13,265,000	$ 13,265,000
Arlington Central School District BAN 4.25% 5/16/08	16,000,000	16,046,135
Babylon Union Free School District TAN 4.25% 6/27/08	3,500,000	3,512,612
Camden Central School District BAN 4% 3/21/08	6,479,636	6,487,095
Canandaigua School District BAN Series A, 4% 6/17/08	6,177,677	6,189,220
Carthage Central School District BAN 4.25% 8/8/08	13,000,000	13,049,006
Central Islip Union Free School District Bonds 4.25% 6/30/08	22,000,000	22,077,147
Commack Union Free School District TAN 4.25% 6/30/08	10,000,000	10,037,779
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 3.47%, LOC KeyBank NA, VRDN (c)	3,725,000	3,725,000
East Syracuse-Minoa Central School District BAN 4.25% 6/27/08	10,433,000	10,467,772
Erie County Indl. Dev. Agcy. School Facilities Rev. Participating VRDN:
Series Putters 2090, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,200,000	3,200,000
Series ROC II R 11175, 3.5% (Liquidity Facility Citibank NA) (c)(f)	10,980,000	10,980,000
Hampton Bays Union Free School District TAN 4.25% 6/26/08	8,000,000	8,030,373
Horseheads Central School District BAN 4% 10/10/08	13,650,000	13,720,627
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series EGL 07 0030, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	110,000,000	110,000,003
Series EGL 07 0115, 3.49% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	14,400,000	14,400,000
Series Putters 1649, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,715,000	10,715,000
Series ROC II R 9137, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	12,700,000	12,700,000
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 3.54%, LOC Manufacturers & Traders Trust Co., VRDN (c)	10,725,000	10,725,000
Liberty Dev. Corp. Rev. Participating VRDN:
Series Austin 05 Q, 3.47% (Liquidity Facility Bank of America NA) (c)(f)	17,100,000	17,100,000
Series MS 06 1416, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	10,100,000	10,100,000
Series MS 1207, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Liberty Dev. Corp. Rev. Participating VRDN: - continued
Series MS 1251, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	$ 1,940,000	$ 1,940,000
Series ROC II R 11092, 3.5% (Liquidity Facility Citibank NA) (c)(f)	6,560,000	6,560,000
Series ROC II R 11218, 3.5% (Liquidity Facility Citibank NA) (c)(f)	7,595,000	7,595,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series A, 5.75% 12/1/24 (Pre-Refunded to 6/1/08 @ 101) (e)	4,000,000	4,084,589
Participating VRDN:
Series Putters 1914, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,495,000	6,495,000
Series Putters 2167, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,965,000	2,965,000
Series SG 125, 3.45% (Liquidity Facility Societe Generale) (c)(f)	5,200,000	5,200,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN Series PT 1968, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,495,000	8,495,000
Metropolitan Trans. Auth. Transit Facilities Rev. Participating VRDN Series Merlots 00 F, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	11,000,000	11,000,000
Middle Country Century School District Centereach TAN 4.25% 6/30/08	5,000,000	5,019,546
Mount Sinai Union Free School District TAN 4.25% 6/30/08	11,000,000	11,038,540
New York Participating VRDN Series LB 06 P36, 3.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	17,000,000	17,000,000
New York City Gen. Oblig.:
Bonds:
Series G, 5% 8/1/08	2,000,000	2,019,476
Series PT 2480, 3.78%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	4,860,000	4,860,000
Participating VRDN:
Series Austin 173, 3.47% (Liquidity Facility Bank of America NA) (c)(f)	50,000,000	50,000,000
Series BS 334, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	10,110,000	10,110,000
Series DB 167, 3.45% (Liquidity Facility Deutsche Bank AG) (c)(f)	28,555,000	28,555,000
Series DB 172, 3.45% (Liquidity Facility Deutsche Bank AG) (c)(f)	8,480,000	8,480,000
Series DB 178, 3.45% (Liquidity Facility Deutsche Bank AG) (c)(f)	33,805,000	33,805,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.
Participating VRDN: - continued
Series LB 05 FP09, 3.24% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	$ 7,700,000	$ 7,700,000
Series MS 00 394, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	1,250,000	1,250,000
Series MS 01 525, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	5,910,000	5,910,000
Series MS 06 1454, 3.51% (Liquidity Facility Morgan Stanley) (c)(f)	121,000	121,000
Series MS 06 1585, 3.51% (Liquidity Facility Morgan Stanley) (c)(f)	525,000	525,000
Series MS 06 1973, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	17,345,000	17,345,000
Series MS 06 1974, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	29,700,000	29,700,000
Series MS 06 2010, 3.49% (Liquidity Facility DEPFA BANK PLC) (c)(f)	31,415,000	31,415,000
Series MT 377, 3.58% (Liquidity Facility DEPFA BANK PLC) (c)(f)	9,900,000	9,900,000
Series MT 393, 3.49% (Liquidity Facility BNP Paribas SA) (c)(f)	9,320,000	9,320,000
Series PT 3330, 3.47% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,780,000	5,780,000
Series PT 962, 3.45% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	2,000,000	2,000,000
Series PT 991, 3.47% (Liquidity Facility BNP Paribas SA) (c)(f)	10,000,000	10,000,000
Series Putters 1088, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,735,000	13,735,000
Series Putters 1221, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	17,755,000	17,755,000
Series Putters 1299, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,685,000	10,685,000
Series Putters 1341, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,495,000	5,495,000
Series Putters 2182, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	22,825,000	22,825,000
Series Putters 2204, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,800,000	6,800,000
Series Putters 2208, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,680,000	5,680,000
Series Putters 2235, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.
Participating VRDN: - continued
Series Putters 2279, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 11,175,000	$ 11,175,000
Series Putters 647, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	7,670,000	7,670,000
Series 1994 A4, 3.5%, LOC WestLB AG, VRDN (c)	3,950,000	3,950,000
Series 1995 B5, 3.48% (MBIA Insured), VRDN (c)	5,900,000	5,900,000
Series H2, 3.48% (MBIA Insured), VRDN (c)	3,700,000	3,700,000
Series I-3, 3.49%, LOC Bank of America NA, VRDN (c)	11,900,000	11,900,000
Subseries 2004 H4, 3.48%, LOC Bank of New York, New York, VRDN (c)	3,530,000	3,530,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Mercy College Proj.) Series A, 3.45%, LOC KeyBank NA, VRDN (c)	6,000,000	6,000,000
(Sephardic Cmnty. Youth Ctr. Proj.) 3.48%, LOC Manufacturers & Traders Trust Co., VRDN (c)	10,000,000	10,000,000
(The Birch Wathen Lenox School Proj.) 3.46%, LOC Allied Irish Banks PLC, VRDN (c)	2,625,000	2,625,000
New York City Indl. Dev. Agcy. Rev.:
(123 Washington LLC Proj.) 3.44%, LOC Landesbank Baden-Wuert, VRDN (c)	11,000,000	11,000,000
(One Bryant Park LLC Proj.):
Series A, 3.32%, LOC Bank of America NA, LOC Citibank NA, VRDN (c)	35,000,000	35,000,000
Series B, 3.58%, LOC Bank of America NA, LOC Citibank NA, VRDN (c)	5,100,000	5,100,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 69 Class A, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	10,100,000	10,100,000
Series EGL 06 74 Class A, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	13,000,000	13,000,000
Series LB 06 P46U, 3.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	10,000,000	10,000,000
Series Merlots 00 DDD, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	16,780,000	16,780,000
Series MS 06 1351, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	9,200,000	9,200,000
Series MS 06 1607, 3.49% (Liquidity Facility DEPFA BANK PLC) (c)(f)	27,615,000	27,615,000
Series MS 1105, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	3,660,000	3,660,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Participating VRDN: - continued
Series PA 1021, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 2,735,000	$ 2,735,000
Series PA 1022, 3.48% (Liquidity Facility Bank of New York, New York) (c)(f)	13,625,000	13,625,000
Series PA 1327, 3.47% (Liquidity Facility Bank of New York, New York) (c)(f)	5,000,000	5,000,000
Series PA 921, 3.48% (Liquidity Facility Bank of New York, New York) (c)(f)	19,970,000	19,970,000
Series PT 06 3385, 3.47% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,300,000	6,300,000
Series PT 3992, 3.47% (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,000,000	3,000,000
Series Putters 624, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,545,000	3,545,000
Series ROC II R 12010, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,600,000	5,600,000
Series ROC II R 602, 3.5% (Liquidity Facility Citibank NA) (c)(f)	4,500,000	4,500,000
Series ROC II R3, 3.5% (Liquidity Facility Citibank NA) (c)(f)	7,000,000	7,000,000
Series ROC II R406, 3.5% (Liquidity Facility Citibank NA) (c)(f)	21,000,000	21,000,000
Series 2008 BB-3, 3.5% (Liquidity Facility Fortis Banque SA), VRDN (c)	13,425,000	13,425,000
Series 5A, 3.6% 12/20/07 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	19,200,000	19,200,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series EGL 06 0149, 3.51% (Liquidity Facility Citibank NA) (c)(f)	7,500,000	7,500,000
Series EGL 07 0029, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	16,000,000	16,000,000
Series MS 06 1529, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	34,200,000	34,200,000
Series Putters 1741, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,995,000	7,995,000
Series ROC II R 10029, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	12,485,000	12,485,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN: - continued
Series ROC II R 11055, 3.5% (Liquidity Facility Citibank NA) (c)(f)	$ 13,085,000	$ 13,085,000
Series ROC II R 809 PB, 3.52% (Liquidity Facility Deutsche Postbank AG) (c)(f)	10,660,000	10,660,000
New York City Transitional Fin. Auth. Rev.:
Bonds:
Series Putters 2221, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	13,765,000	13,765,000
Series Putters 2222, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,600,000	5,600,000
Participating VRDN:
Series EGL 07 0019, 3.49% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	7,865,000	7,865,000
Series EGL 07 0024, 3.49% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	22,785,000	22,785,000
Series FRRI 01 N11, 3.25% (Liquidity Facility Bank of New York, New York) (c)(f)	5,075,000	5,075,000
Series FRRI 02 L21, 3.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	22,175,000	22,175,000
Series Merlots 99 G, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	33,995,000	33,995,000
Series Merlots A40, 3.34% (Liquidity Facility Bank of New York, New York) (c)(f)	4,895,000	4,895,000
Series MS 00 283, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	11,245,000	11,245,000
Series MS 01 698, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	9,956,000	9,956,000
Series MS 06 1401, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	15,900,000	15,900,000
Series MS 06 1857, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	6,995,000	6,995,000
Series MS 06 2062, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	17,000,000	17,000,000
Series MSDW 00 319, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	9,225,000	9,225,000
Series MT 492, 3.47% (Liquidity Facility KBC Bank NV) (c)(f)	17,710,000	17,710,000
Series PT 1814, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,230,000	5,230,000
Series PT 1839, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,360,000	5,360,000
Series Putters 1155, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	23,680,000	23,680,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.
Participating VRDN: - continued
Series Putters 1720, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 5,995,000	$ 5,995,000
Series Putters 2114, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	15,795,000	15,795,000
Series Putters 305, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	8,485,000	8,485,000
Series Putters 424, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,445,000	6,445,000
Series Putters 628, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,260,000	7,260,000
Series Putters 830, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	21,045,000	21,045,000
Series ROC II R 10030, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	49,210,000	49,210,000
Series ROC II R 8060, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	26,190,000	26,190,000
Series ROC II R1039, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,365,000	2,365,000
Series ROC II R2052, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	1,980,000	1,980,000
Series ROC II R2054, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,740,000	3,740,000
New York City Trust Cultural Resources Rev. Participating VRDN Series SGA 91, 3.57% (Liquidity Facility Societe Generale) (c)(f)	2,300,000	2,300,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN:
Series BNY 1007, 3.48% (Liquidity Facility Bank of New York, New York) (c)(f)	3,900,000	3,900,000
Series EGL 06 72 Class A, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	23,000,000	23,000,000
Series Putters 1247Z, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,195,000	7,195,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Austin 160, 3.47% (Liquidity Facility Bank of America NA) (c)(f)	11,075,000	11,075,000
Series MS 06 1598, 3.49% (Liquidity Facility DEPFA BANK PLC) (c)(f)	19,180,000	19,180,000
New York Dorm. Auth. Revs.:
Bonds Series 2003 A, 5% 3/15/08	4,385,000	4,406,521
Participating VRDN:
Series BA 01 D, 3.47% (Liquidity Facility Bank of America NA) (c)(f)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.
Participating VRDN: - continued
Series Clipper 07 15, 3.52% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 26,020,000	$ 26,020,000
Series EGL 06 0138, 3.51% (Liquidity Facility Citibank NA) (c)(f)	5,000,000	5,000,000
Series EGL 06 47 Class A, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	12,700,000	12,700,000
Series EGL 07 0002, 3.49% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	12,000,000	12,000,000
Series EGL 07 0066, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	14,000,000	14,000,000
Series EGL 07 0113, 3.49% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	8,000,000	8,000,000
Series EGL 07 0153, 3.5% (Liquidity Facility Citibank NA) (c)(f)	2,780,000	2,780,000
Series Floaters 00 310, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	2,895,000	2,895,000
Series Floaters 06 1418, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	12,279,000	12,279,000
Series FRRI 02 L25J, 3.24% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	39,075,000	39,075,000
Series Merlots 00 A30, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	595,000	595,000
Series Merlots 00 G, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	16,700,000	16,700,000
Series Merlots 00 X, 3.34% (Liquidity Facility Bank of New York, New York) (c)(f)	4,000,000	4,000,000
Series Merlots 02 A56, 3.34% (Liquidity Facility Bank of New York, New York) (c)(f)	18,000,000	18,000,000
Series Merlots 03 B9, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	7,395,000	7,395,000
Series MS 06 1601, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	4,300,000	4,300,000
Series MS 06 1602, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	12,645,000	12,645,000
Series MS 12216, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	13,200,000	13,200,000
Series MS 1959, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	15,500,000	15,500,000
Series MSDW 00 305, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	14,000,000	14,000,000
Series MT 409, 3.48% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	15,000,000	15,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.
Participating VRDN: - continued
Series MT 495, 3.47% (Liquidity Facility KBC Bank NV) (c)(f)	$ 24,995,000	$ 24,995,000
Series PT 130, 3.47% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	10,245,000	10,245,000
Series PT 3581, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	18,375,000	18,375,000
Series Putters 1955, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,600,000	12,600,000
Series Putters 1956, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,925,000	16,925,000
Series ROC II R 11035 CE, 3.5% (Liquidity Facility Citibank NA) (c)(f)	14,000,000	14,000,000
Series ROC II R 7046, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	1,500,000	1,500,000
Series ROC II R4558, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,735,000	2,735,000
Series ROC II R6052, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,590,000	4,590,000
(Interfaith Med. Ctr. Proj.) Bonds Series D, 5.4% 2/15/28 (Pre-Refunded to 2/15/08 @ 101.5) (e)	12,950,000	13,208,868
Series F2A, 3.43% (FSA Insured), VRDN (c)	7,745,000	7,745,000
New York Envir. Facilities Corp. Participating VRDN:
Series Putters 652, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	6,270,000	6,270,000
Series ROC II R 2169, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,410,000	7,410,000
Series ROC II R6043, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,435,000	8,435,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Merlots B20, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,995,000	1,995,000
Series MS 06 1676, 3.49% (Liquidity Facility DEPFA BANK PLC) (c)(f)	12,715,000	12,715,000
Series MS 731, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	38,492,000	38,492,000
Series PT 2012, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,145,000	5,145,000
Series PT 2108, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,975,000	6,975,000
Series Putters 1827, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,580,000	8,580,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN: - continued
Series ROC II R 7031, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 13,360,000	$ 13,360,000
Series ROC II R4001, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,410,000	6,410,000
New York Gen. Oblig. Participating VRDN Series UBS 07 24, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	7,900,000	7,900,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series MS 859, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	5,525,000	5,525,000
New York Local Govt. Assistance Corp. Participating VRDN Series PT 410, 3.47% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	5,800,000	5,800,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Participating VRDN:
Series EGL 06 0133, 3.51% (Liquidity Facility Citibank NA) (c)(f)	10,000,000	10,000,000
Series EGL 06 0147, 3.51% (Liquidity Facility Citibank NA) (c)(f)	24,500,000	24,500,000
Series EGL 07 0008, Class A, 3.5% (Liquidity Facility Citibank NA) (c)(f)	11,385,000	11,385,000
Series MS 2087, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	2,745,000	2,745,000
Series PA 1098, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,800,000	11,800,000
Series PA 1273, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,750,000	3,750,000
Series PT 2290, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,565,000	7,565,000
Series ROC II R 10045, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	13,350,000	13,350,000
Series ROC II R 10121, 3.5% (Liquidity Facility Citibank NA) (c)(f)	5,105,000	5,105,000
Series ROC II R 10141, 3.5% (Liquidity Facility Citibank NA) (c)(f)	3,935,000	3,935,000
Series ROC II R 10263, 3.5% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	3,720,000	3,720,000
Series 2004 D2, 3.43% (AMBAC Insured), VRDN (c)	11,000,000	11,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series A1, 3.42% (XL Cap. Assurance, Inc. Insured), VRDN (c)	$ 10,375,000	$ 10,375,000
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series PT 3131, 3.84%, tender 3/6/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,905,000	5,905,000
Series ROC II R 386, 3.75%, tender 3/20/08 (Liquidity Facility Citibank NA) (c)(f)(g)	12,000,000	12,000,000
Participating VRDN:
Series Clipper 07 43, 3.49% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	13,300,000	13,300,000
Series EGL 03 37 Class A, 3.51% (Liquidity Facility Citibank NA) (c)(f)	4,535,000	4,535,000
Series EGL 04 41 Class A, 3.5% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	15,005,000	15,005,000
Series EGL 06 0015, Class A, 3.51% (Liquidity Facility Citibank NA) (c)(f)	3,000,000	3,000,000
Series EGL 06 0064, 3.49% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	23,360,000	23,360,000
Series EGL 06 0114, 3.5% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	8,200,000	8,200,000
Series EGL 07 0095, 3.49% (Liquidity Facility DZ Bank Ag Deutsche Genosbank.) (c)(f)	10,000,000	10,000,000
Series EGL 7053019 Class A, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	6,100,000	6,100,000
Series FRRI 02 F, 3.5% (Liquidity Facility Bank of New York, New York) (c)(f)	1,600,000	1,600,000
Series Merlots 06 B26, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	17,650,000	17,650,000
Series MS 724X, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	3,000,000	3,000,000
Series PA 1036, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,995,000	2,995,000
Series PA 1040, 3.47% (Liquidity Facility Bank of New York, New York) (c)(f)	11,700,000	11,700,000
Series PA 1083, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	14,995,000	14,995,000
Series PA 1084, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,665,000	8,665,000
Series PT 1466, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,940,000	4,940,000
Series PT 1946, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,560,000	11,560,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.
Participating VRDN: - continued
Series PT 1969, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 5,195,000	$ 5,195,000
Series PT 1972, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,850,000	3,850,000
Series PT 3795, 3.45% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	11,600,000	11,600,000
Series Putters 1659, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,790,000	6,790,000
Series Putters 1662, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	26,635,000	26,635,000
Series Putters 1926, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	17,880,000	17,880,000
Series Putters 989, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,295,000	6,295,000
Series B, 3.52% 12/13/07, LOC ABN-AMRO Bank NV, CP	38,000,000	38,000,000
Series G, 3.51%, LOC BNP Paribas SA, VRDN (c)	2,000,000	2,000,000
Subseries 2005 G2, 3.49%, LOC BNP Paribas SA, VRDN (c)	13,130,000	13,130,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series PT 2450, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	16,245,000	16,245,000
Series PT 3521, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	36,230,000	36,230,000
Series Putters 1133Z, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	19,610,000	19,610,000
Series Putters 1438Z, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,445,000	6,445,000
Series Putters 1948, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,545,000	6,545,000
Series Putters 629, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,585,000	2,585,000
Series ROC II R 552, 3.5% (Liquidity Facility Citibank NA) (c)(f)	2,990,000	2,990,000
Series ROC II R 6084, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,685,000	5,685,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series EC 1172, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,700,000	4,700,000
Series EGL 06 49 Class A, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	20,000,000	20,000,000
Series EGL 06 61 Class A, 3.49% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	14,100,000	14,100,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Gen. Rev. Participating VRDN: - continued
Series EGL 07 0151, 3.5% (Liquidity Facility Citibank NA) (c)(f)	$ 17,050,000	$ 17,050,000
Series ROC II R 11212, 3.5% (Liquidity Facility Citibank NA) (c)(f)	19,135,000	19,135,000
Series ROC II R 9181, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	16,920,000	16,920,000
Series ROC II R4076, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	11,220,000	11,220,000
Series SG 121, 3.45% (Liquidity Facility Societe Generale) (c)(f)	6,565,000	6,565,000
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Participating VRDN:
Series MS 00 368, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	3,500,000	3,500,000
Series MS 06 1921, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	8,330,000	8,330,000
Series MSTC 9045, 3.47% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	9,990,000	9,990,000
Series PA 1328, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,200,000	1,200,000
Series Putters 1049, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	15,920,000	15,920,000
Series ROC II R 11170, 3.5% (Liquidity Facility Citibank NA) (c)(f)	5,195,000	5,195,000
Series ROC II R458, 3.5% (Liquidity Facility Citibank NA) (c)(f)	3,000,000	3,000,000
Series UBS 07 17, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,000,000	3,000,000
New York Thruway Auth. Personal Income Tax Rev. Participating VRDN:
Series MS 1194, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	1,680,000	1,680,000
Series MT 292, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,000,000	5,000,000
Series Putters 2085, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	18,900,000	18,900,000
Series ROC 6093, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,045,000	5,045,000
Series ROC II R6030, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,230,000	3,230,000
Series UBS 07 25, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series PT 3538, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 4,955,000	$ 4,955,000
New York Thruway Auth. Svc. Contract Rev. Participating VRDN Series ROC II R 10132, 3.5% (Liquidity Facility Citibank NA) (c)(f)	5,410,000	5,410,000
New York Tollway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series EC 1098, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,100,000	3,100,000
New York Urban Dev. Corp. Rev. Participating VRDN:
Series Merlots 00 N, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	13,000,000	13,000,000
Series MS 06 1664, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	9,400,000	9,400,000
Series PT 2460, 3.47% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,970,000	2,970,000
Series Putters 2283, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,550,000	11,550,000
Niskayuna Central School District BAN 4% 5/15/08	7,400,000	7,412,602
Northport-East Northport Union Free School District TAN 4.25% 6/26/08	25,000,000	25,092,910
Oyster Bay Gen. Oblig. BAN Series A, 4% 3/14/08	10,100,000	10,116,062
Rochester Gen. Oblig. BAN:
Series I, 4% 2/28/08	17,900,000	17,920,716
4% 10/17/08	17,100,000	17,193,494
Rockland County Gen. Oblig.:
BAN 4% 12/20/07	20,900,000	20,911,674
TAN 4% 12/20/07	10,200,000	10,205,974
Roslyn Union Free School District TAN 4.25% 6/27/08	8,000,000	8,031,908
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 3.33%, LOC KeyBank NA, VRDN (c)	2,400,000	2,400,000
Syracuse Gen. Oblig. Bonds (Pub. Impt. Proj.) Series A:
6% 4/15/10 (Pre-Refunded to 4/15/08 @ 101) (e)	1,025,000	1,045,832
6% 4/15/11 (Pre-Refunded to 4/15/08 @ 101) (e)	1,075,000	1,096,848
6% 4/15/12 (Pre-Refunded to 4/15/08 @ 101) (e)	1,150,000	1,173,372
6% 4/15/13 (Pre-Refunded to 4/15/08 @ 101) (e)	1,200,000	1,224,389
Tobacco Settlement Fing. Corp. Participating VRDN:
Series PT 1907, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,260,000	5,260,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp. Participating VRDN: - continued
Series PT 875, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	$ 6,000,000	$ 6,000,000
Series PT 972, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,000,000	1,000,000
Series ROC II R 4508, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,175,000	10,175,000
Series ROC II R2033, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,345,000	3,345,000
Series ROC II R2034, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,890,000	2,890,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 3.53%, LOC Manufacturers & Traders Trust Co., VRDN (c)	5,300,000	5,300,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series EGL 02 6011 Class A, 3.51% (Liquidity Facility Citibank NA) (c)(f)	3,700,000	3,700,000
Series MS 06 1403, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	5,155,000	5,155,000
Series PA 1074, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,000,000	7,000,000
Series PA 948, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,200,000	7,200,000
Series PT 2017, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,505,000	5,505,000
Series PT 3437, 3.45% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	21,230,000	21,230,000
Series Putters 1916, 3.48% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,600,000	11,600,000
Series Putters 304, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	11,445,000	11,445,000
Series ROC II R 1008, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,090,000	3,090,000
Series ROC II R 10108, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,000,000	6,000,000
Series ROC II R1032, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,305,000	5,305,000
Series ROC II R2013, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,795,000	3,795,000
Series SGB 43, 3.48% (Liquidity Facility Societe Generale) (c)(f)	19,150,000	19,150,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series B1, 3.42% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	$ 14,125,000	$ 14,125,000
Upstate Telecommunications Corp. Rev. 3.48%, LOC Manufacturers & Traders Trust Co., VRDN (c)	5,600,000	5,600,000
Yates County Indl. Dev. Agcy. Civic Facilities Rev. (Keuka College Proj.) Series 2003 A, 3.46%, LOC KeyBank NA, VRDN (c)	3,075,000	3,075,000
		3,263,744,090
New York & New Jersey - 2.1%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 766, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	4,245,000	4,245,000
Series PA 1251, 3.48% (Liquidity Facility Bank of New York, New York) (c)(f)	3,700,000	3,700,000
Series Putters 2092, 3.47% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	30,900,000	30,900,000
Series ROC II R 12008, 3.49% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,710,000	8,710,000
Series 2004 2, 3.49%, VRDN (c)	8,300,000	8,300,000
Series 3, 3.49%, VRDN (c)	22,120,000	22,120,000
		77,975,000
Puerto Rico - 7.0%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	39,000,000	39,000,000
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA (b)	37,000,000	37,229,030
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series EC 1004, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	49,780,000	49,780,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series LB 07 P40W, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	12,500,000	12,500,000
Series ROC II R 10247 CE, 3.48% (Liquidity Facility Citigroup, Inc.) (c)(f)	73,100,000	73,100,000
Series ROC II R 785 CE, 3.48% (Liquidity Facility Citigroup, Inc.) (c)(f)	9,240,000	9,240,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series EC 1144, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 14,190,000	$ 14,190,000
Puerto Rico Pub. Bldg. Auth. Participating VRDN Series DFA 07 02, 3.48% (Liquidity Facility DEPFA BANK PLC) (c)(f)	22,300,000	22,300,000
		257,339,030
	Shares
Other - 0.5%
Fidelity Tax-Free Cash Central Fund, 3.5% (a)(d)	18,979,000	18,979,000
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $3,618,037,120)		3,618,037,120
NET OTHER ASSETS - 2.1%		77,930,262
NET ASSETS - 100%		$ 3,695,967,382
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,130,000 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York City Gen. Oblig. Bonds Series PT 2480, 3.78%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	3/2/05	$ 4,860,000
New York City Transitional Fin. Auth. Rev. Bonds: Series Putters 2221, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank)	10/4/07	$ 13,765,000
Series Putters 2222, 3.5%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank)	10/4/07	$ 5,600,000
New York Metropolitan Trans. Auth. Rev.: Bonds Series PT 3131, 3.84%, tender 3/6/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/28/07	$ 5,905,000
Bonds Series ROC II R 386, 3.75%, tender 3/20/08 (Liquidity Facility Citibank NA)	5/1/07	$ 12,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 383,811
Income Tax Information
At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,618,037,120.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:
December 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:
December 31, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:
December 31, 2007